CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended											9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
CONDENSED CONSOLIDATED INCOME STATEMENTS
Net sales	$ 5,319,014			$ 2,997,338	$ 5,124,750	$ 6,457,295	$ 2,940,768	$ 3,613,786	$ 3,223,678	$ 3,622,269	$ 4,343,291	$ 15,259,235	$ 14,522,813	$ 17,520,151	$ 14,803,024
Cost of goods sold - acquired from Joint Venture															10,009,571
Cost of goods sold - other	3,602,391				3,604,427							10,708,109	9,821,319	11,880,442	1,034,599
GROSS PROFIT	1,716,623			938,215	1,520,323	2,104,028	1,077,143	653,687	769,992	1,090,346	1,244,829	4,551,126	4,701,494	5,639,709	3,758,854
Selling, general and administrative expense	1,569,746				1,321,311							4,059,988	3,572,189	5,034,380	4,628,881
Research and development expense	97,370				106,608							295,496	332,276	471,545	691,886
Operating income	49,507				92,404							195,642	797,029	133,784	(1,561,913)
Other income (expense):
Forgiveness of debt - PPP Loan														221,400
Loss from investment in Hong Kong Joint Venture															(3,842,275)
Interest expense, net	(14,156)				(14,086)							(37,954)	(71,848)	(86,841)	(409,703)
Earnings (Loss) before income taxes														268,343	(5,813,891)
NET INCOME	$ 35,351	$ 107,696	$ 14,641	$ (456,838)	$ 78,318	$ 725,845	$ (78,982)	$ (3,492,290)	$ (1,011,833)	$ (700,814)	$ (608,954)	$ 157,688	$ 725,181	$ 268,343	$ (5,813,891)
Earnings (Loss) per share:
Basic per share	$ 0.02			$ (0.19)	$ 0.03	$ 0.31	$ (0.03)	$ (1.51)	$ (0.44)	$ (0.30)	$ (0.26)	$ 0.07	$ 0.31	$ 0.12	$ (2.51)
Diluted per share	$ 0.02			$ (0.19)	$ 0.03	$ 0.31	$ (0.03)	$ (1.51)	$ (0.44)	$ (0.30)	$ (0.26)	$ 0.07	$ 0.31	$ 0.12	$ (2.51)
Shares used in computing net earnings (loss) per share:
Weighted average basic shares outstanding	2,312,887				2,312,887							2,312,887	2,312,887	2,312,887	2,312,887
Weighted average diluted shares outstanding	2,312,887				2,312,887							2,312,887	2,312,887	2,312,887	2,312,887